UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22875

The 504 Fund

(Exact name of registrant as specified in charter)

1741 Tiburon Drive

Wilmington, North Carolina 28403

(Address of principal executive offices) (Zip code)

Robert O. Judge

The 504 Fund

1741 Tiburon Drive

Wilmington, North Carolina 28403

(Name and address of agent for service)

Registrant's telephone number, including area code: (910) 247-4880

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

The 504 Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Description, State*, Acquisition Date	Stated Interest Rate	Effective Interest Rate	Maturity	Cost	Principal	Fair Value

504 First Lien Loans – 86.31%
Hospitality Properties – 15.34%
McDonough Hospitality Plaza, LLC, Georgia, 12/14/2016(a)	6.500% (6.500% Fixed)	5.250%^	9/5/2024	$4,502,600	$4,500,000	$4,447,035
Moses Lake Investors, LLC, Washington, 9/18/2014(a) (b)	Prime + 2.250% (5.500% Floor)	6.750%	10/1/2039	968,770	933,496	969,352
Vaibhav Laxmi, Inc., Illinois, 8/14/2015(a)	5 Year Libor + 4.750% (6.500% Floor)	6.000%^	9/1/2026	1,619,415	1,619,318	1,596,404
Total Hospitality Properties						7,012,791

Multi-Purpose Properties – 70.97%
1250 Philadelphia, LLC, California, 10/3/2014(a) (c)	5 Year Libor + 4.000% (5.930% Floor)	5.930%	10/15/2039	2,471,330	2,383,049	2,417,198
413 East 53rd Street, LLC, New York, 2/4/2014(a)	3 Year Libor + 4.170% (4.950% Floor)	6.187%	2/1/2044	1,648,220	1,622,006	1,663,075
7410-7428 Bellaire, LLC, California, 8/22/2014(a) (c)	5 Year Libor + 4.000% (5.780% Floor)	5.780%	9/15/2039	2,365,626	2,281,678	1,941,252
77 West Mount Pleasant Avenue, LLC, New Jersey, 4/30/2015(a)	3 Year Libor + 4.000% (5.125% Floor)	5.125%	5/1/2040	327,586	313,515	315,085
AKT Elevon Partners, LLC, California, 9/17/2015(a)	5 Year Libor + 3.880% (5.700% Floor)	4.970%^	10/1/2045	4,156,041	4,158,503	4,057,660
Anthony Ghostine, Kristina J. Ghostine, California, 12/1/2014(a)	3 Year Libor + 5.150% (6.300% Floor)	6.020%^	12/1/2044	349,363	349,363	344,870
BT Vineland, LLC, California, 1/5/2015(a) (c)	3 Year Libor + 5.400% (6.740% Floor)	6.162%^	1/1/2045	916,715	917,205	910,574
CBERT Rifle, LLC, Colorado, 7/23/2015(a)	5 Year Libor + 4.250% (5.147% Floor)	6.081%	9/1/2037	1,347,772	1,308,806	1,315,010
CBERT Williston, LLC, North Dakota, 9/18/2015(a)	5 Year Libor + 4.250% (5.132% Floor)	6.450%	1/1/2038	1,236,790	1,199,273	787,731
CV Investment Properties, LLC, Arizona, 5/29/2014(a) (c)	5 Year Libor + 4.750% (6.000% Floor)	6.270%	10/30/2038	629,219	598,933	617,590
Greenland Group US, LLC, New Jersey, 6/25/2014(a)	6.375% (6.375% Floor)	6.380%	2/1/2037	203,843	194,051	196,744
Grigorian Investments, LLC, California, 9/2/2014(a)	5 Year Libor +4.500% (6.330% Floor)	6.330%	9/15/2039	525,619	510,754	513,762
Marcus D. Chu, Tracey Chu, California, 3/13/2015(a)	5 Year Libor + 4.750% (6.586% Floor)	6.586%	3/10/2040	1,760,774	1,679,278	1,701,092
Mariano D. Cibran, Florida, 5/23/2016(a)	3 Year Libor + 5.160% (6.160% Floor)	6.240%	6/1/2046	1,290,683	1,249,090	1,251,900
None of Your Business, LLC, Illinois, 9/11/2014(a)	3 Year Libor + 5.000% (6.250% Floor)	6.578%	9/15/2044	494,609	478,296	472,691

The 504 Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2018 (Unaudited)

Description, State*, Acquisition Date	Stated Interest Rate	Effective Interest Rate	Maturity	Cost	Principal	Fair Value

504 FIRST LIEN LOANS (Continued)
Multi-Purpose Properties (Continued)
Palomar Oaks Corp., California, 1/30/2014(a)	5 Year Libor + 4.500% (6.280% Floor)	6.280%	2/1/2039	$1,288,295	$1,266,238	$1,261,743
Rayr Holdings, LLC, California, 7/31/2015(a)	3 Year Libor + 5.775% (7.025% Floor)	7.025%	7/1/2045	944,420	899,922	914,663
Ruby View Investments, LLC, Nevada, 5/15/2014(a)	5 Year Libor + 4.000% (6.500% Floor)	6.500%	6/26/2037	2,037,512	1,949,147	1,954,780
Rug Palace, Inc. dba Rug Palace Expo, California, 2/27/2014(a)	Prime + 2.250% (5.500% Floor)	5.620%	2/15/2044	660,493	660,493	669,430
SGLP Enterprises, LLC, Smokin' Guns BBQ & Catering, Inc., Missouri, 3/18/2016(a)	1 Month Libor + 4.500%	6.190%	9/12/2023	673,444	665,376	682,210
Shiv Shakti Investments, LLC, Georgia, 6/20/2017(a)	6.500% (6.500% Fixed)	5.250%^	12/15/2024	1,753,368	1,750,000	1,713,022
South Washington Street Realty, LLC, Indiana, 7/21/2016(a)	3 Year Libor + 5.160% (5.910% Floor)	6.035%	7/1/2046	304,384	294,014	291,721
Stanley Avenue Realty, LLC, New York, 9/17/2014(a) (c)	4 Year Libor + 3.720% (5.370% Floor)	4.770%^	9/15/2044	1,844,836	1,844,769	1,845,618
Storage Fit, LLC, Texas, 2/12/2015(a)	5 Year Libor + 5.750% (7.390% Floor)	5.140%^	3/1/2045	408,276	408,610	402,469
Summers Holdings, LLC, Missouri, 3/18/2016(a)	1 Month Libor + 2.850%	4.540%	4/15/2021	473,402	467,924	480,104
Watson Kellogg Property, LLC, Idaho, 2/9/2015(a) (c)	5 Year Libor + 4.250% (5.700% Floor)	5.920%	6/1/2040	646,715	619,588	625,226
Watson Osburn Property, LLC, Idaho, 2/9/2015(a) (c)	5 Year Libor + 4.250% (5.700% Floor)	5.880%	6/1/2040	517,562	495,055	499,629
Watson RathDrum Property, LLC, Idaho, 2/9/2015(a) (c)	5 Year Libor + 4.250% (5.700% Floor)	5.920%	6/1/2040	1,353,397	1,300,659	1,312,495
ZC Park, LLC, Arizona, 10/17/2014(a)	5 Year Libor + 4.000% (5.880% Floor)	5.880%	10/15/2044	1,347,197	1,286,644	1,296,153

Total Multi-Purpose Properties						32,455,497

Total 504 First Lien Loans (identified cost of $41,068,276)						$39,468,288

The 504 Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2018 (Unaudited)

	Shares	Fair Value
Short-Term Investments – 13.44%
Morgan Stanley Liquidity Fund - Institutional Class, 1.56%(d)	$6,146,603	$6,146,603

Total Short-Term Investments (Cost $6,146,603)		6,146,603

Total Investments – 99.75% (Cost $47,214,879)		45,614,891
Other Assets in Excess of Liabilities – 0.25%		114,716

Total Net Assets –100.00%		$45,729,607

*	The states listed correspond to the location of the underlying collateral of the 504 First Lien Loan, which may differ from the location of the borrower.
^	The effective rate is net of a sub-servicing fee collected on the 504 First Lien Loan by the selling agent. As a result, the effective rate may be less than the 504 First Lien Loan floor rate.
(a)	504 First Lien Loans are restricted as to resale. The cost and fair value as of March 31, 2018 was $41,068,276 and $39,468,288, respectively.
(b)	Represents an investment in the 504 First Lien Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.
(c)	All or portion of these 504 First Lien Loans may serve as collateral for any debt extended on the line of credit.
(d)	The rate shown is the annualized 7-day yield as of March 31, 2018.

See accompanying Notes to Schedule of Investments.

Investment Valuation – Investments for which market quotations are readily available are valued at current fair value, and all other investments are valued at fair value as determined in good faith by the Board of Trustees (the “Board”) of The 504 Fund (the “Fund”) in accordance with the policies and procedures (the “Valuation Procedures”) adopted by the Board. The Board has a standing valuation committee (the “Valuation Committee”) that is composed of members of the Adviser, the Board chairman and the Fund’s other officers, as appointed by the Board. The Valuation Committee operates under the Valuation Procedures approved by the Board. The Fund’s Valuation Committee makes quarterly reports to the Board concerning investments for which market quotations are not readily available. Investments in money market funds (short term investments) are valued at the closing NAV per share.

Fair Value Measurements – Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date.

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Hospitality Properties	$-	$-	$7,012,791	$7,012,791
Multi-purpose Properties	-	-	32,455,497	32,455,497
Short-Term Investment	6,146,603	-	-	6,146,603
Total	$6,146,603	$-	$39,468,288	$45,614,891

*	For the period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s Policy to recognize transfers in and out of all Levels at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments	Balance as of June 30, 2017	Purchase and funding of investments	Proceeds from principal payments*	Net realized gain on investments	Net change in unrealized depreciation on investments	Amortization of discount and premium	Balance as of March 31, 2018
Hospitality Properties	$11,515,538	$-	$(4,461,946)		$(39,838)	$(963)	$7,012,791
Multipurpose Properties	38,872,117	-	(5,442,535)		(958,853)	(15,232)	32,455,497
Total Investments	$50,387,655	$-	$(9,904,481)	$-	$(998,691)	$(16,195)	$39,468,288

*	Inclusive of net realized paydown gains.

Change in unrealized (depreciation) from Level 3 investments held at March 31, 2018 is ($1,075,726).

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of March 31, 2108:

Type of Level 3 Investment	Fair Value as of March 31, 2018	Valuation Technique	Unobservable Inputs	Weighted Average	Range	Impact to Fair Value from an Increase in Input

Hospitality Properties	$7,012,791	Discounted Cash Flows	Purchase Price	$100.53	$100 - 104	Decrease**
			Debt Service Coverage Ratio	1.44	1.25 - 2.03	N/A*
			Effective Loan to Value Ratio	45.6%	42% - 53%	Decrease
			Average Personal Credit Score	732	687-761	N/A*

Multipurpose Properties	$32,455,497	Discounted Cash Flows	Purchase Price	$102.583	$100 - 105	Decrease**
			Debt Service Coverage Ratio	1.60	0.78 - 4.88	N/A*
			Effective Loan to Value Ratio	54.05%	39% - 120%	Decrease
			Average Personal Credit Score	759	685 - 819	N/A*

Total Level 3 Investments	$39,468,288

*	A decrease in the input would result in a decrease in fair value.
**	An increase in the spread from the Fund's purchase price to the benchmark utilized within the fair value methodology would result in a decrease in fair value

Federal Income Taxes

At March 31, 2018, the cost of investments on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$47,214,879

Gross unrealized appreciation	$40,623
Gross unrealized depreciation	(1,640,611)

Net unrealized appreciation/(depreciation) on investments	$(1,599,988)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The 504 Fund

By (Signature and Title)	/s/ Robert O. Judge
Robert O. Judge, President
(principal executive officer)

Date	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert O. Judge
Robert O. Judge, President
(principal executive officer)

Date	May 24, 2018

By (Signature and Title)	/s/ Dean Pelos
Dean Pelos, Chief Compliance Officer
(principal financial officer)

Date	May 24, 2018